Stockholders' Equity - Schedule of Allocation of Stock-Based Compensation for All Options 2015 ESPP and Restricted Stock Units (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 278	$ 690	$ 1,358	$ 2,829	$ 3,431	$ 6,784	$ 5,029
Research and Development Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	82	204	285	1,064	1,216	1,399	1,876
General and Administrative Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 196	$ 486	$ 1,073	$ 1,765	$ 2,215	$ 5,385	$ 3,153